Net Defined Benefits Liability Asset Contributions to the plans (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of estimate of contributions expected to be paid to plan [Abstract]
Percentage of bank estimate of contributions expected to be paid to plan	92.40%
Estimate of contributions expected to be paid to plan	₩ 125,818
Description of methods used and assumptions made to estimate of contributions expected to be paid to plan	The expected contribution is calculated by actuaries based on prudent assessments of the amounts needed to fund the plans in accordance with local regulations.